Unit Activity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Movement in Number of Common Units, Subordinated Units and General Partner Units

The following table shows the movement in the number of common units, subordinated units and general partner units during the years ended December 31, 2017, 2016 and 2015:

(in units)	Common Units	Subordinated Units	General Partner Units	Series A Preferred Units
December 31, 2015	18,626,594	8,567,500	558,674	—
Subordinated units converted to common units	8,567,500	(8,567,500)	—	—
December 31, 2016	27,194,094	—	558,674	—
January 6, 2017: Public offering	2,500,000	—	—	—
February 2, 2017: Sale of Series A Preferred Units	—	—	—	2,083,333
June 30, 2017: Sale of Series A Preferred Units	—	—	—	1,666,667
November 9, 2017: Public offering	3,000,000	—	56,443	—
December 31, 2017	32,694,094	—	615,117	3,750,000